Guarantees, commitments and risks (Details Textual) t in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2017 EUR (€)	Dec. 31, 2018 EUR (€) t	Dec. 31, 2018 USD ($) t	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2018 USD ($)	Apr. 30, 2018 EUR (€)	Jun. 30, 2016 EUR (€)
Ifrs Statement [Line Items]
Value added tax receivables							€ 22,000,000
Risks		€ 673,000,000		€ 691,000,000
Estimated annual production capacity		3.37 million tonnes	3.37 million tonnes
Maximum financial guarantee given by the company		€ 1,147,000,000
Maximum amount of debt service undertaking		€ 1,397,000,000
Explanation of information about percentage of obligation issued by the company and its take over by other concessionaires		This parent company guarantee issued by Eni covering 100% of the aforementioned obligations was taken over by the other concessionaires (Kogas, Galp and ENH) and by ExxonMobil and CNPC shareholders of the joint operation Mozambico Rovuma Venture SpA, in proportion to their respective participating interest in the EPCIC of Area 4.	This parent company guarantee issued by Eni covering 100% of the aforementioned obligations was taken over by the other concessionaires (Kogas, Galp and ENH) and by ExxonMobil and CNPC shareholders of the joint operation Mozambico Rovuma Venture SpA, in proportion to their respective participating interest in the EPCIC of Area 4.
Contractual volumes of gas amount | $			$ 13,000,000,000
Other operating income (expense)		€ 129,000,000		(32,000,000)	€ 16,000,000
Interest income on financial assets designated at fair value through profit or loss		307,000,000		837,000,000
Finance income expense recognized in profit and loss account included in net sales from operations		642,000,000		54,000,000
Finance income expense recognized in profit and loss account related to time value component				12,000,000
Estimated damage value		€ 7,000,000
Number of years required to monitor natural recovery		20 years	20 years
Estimated compensatory work		€ 9,500,000
Quantity of total emission of carbon dioxide | t		19,930	19,930
Quantity of free emission allowance of carbon dioxide | t		7,250	7,250
Deficit quantity of emission allowance of carbon dioxide | t		12,680	12,680
Financial Derivatives Set Off Against Financial Derivatives Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements		€ 1,636,000,000		1,279,000,000
Excise tax payables		1,550,000					€ 34,000,000
Contract Value Recognized		4,586,000,000
Increase In Other Commitments Through Issuance Of Guarantees And Participating Interests		13,094,000,000
Impairment loss		1,701,000,000		913,000,000
Finance Income Expense Recognized In Profit And Loss Account Due to Reversal of Trade and Other Receivables		69,000,000		45,000,000
Finance Income Expense Recognized In Profit And Loss Account On the basis Of Effective Interest Rate		38,000,000
Finance Income Expense Recognized In Profit And Loss Account		139,000,000		116,000,000
Finance Income Expense Recognized In Profit And Loss Account On the basis Of Effective Interest Rate 1		129,000,000		128,000,000
Impairment Loss 1		275,000,000
Finance Income Expense Recognized In Profit And Loss Account1		615,000,000		1,137,000,000
Finance Income Expense Recognized In Profit And Loss Account On the basis Of Effective Interest Rate 2		605,000,000		654,000,000
Overall Damages Amount		908,000,000
Higher Supply Costs Of Jet Fuel		777,000,000
Amount Of Competitive Position In Market Place Estimated		131,000,000
Assessment Of Overall Damage		395,000,000
Lower profitability Due to Reduced competitive Position		61,000,000
Disgorgement Of Profit		100,000,000
Mexico License Agreement [Member]
Ifrs Statement [Line Items]
Increase In Other Commitments Through Issuance Of Guarantees		€ 6,831,000,000
Umm Shaif and Nasr [Member]
Ifrs Statement [Line Items]
PercentageOf Agreements Under Development		10.00%	10.00%
Lower Zakum [Member]
Ifrs Statement [Line Items]
PercentageOf Agreements Under Development		5.00%	5.00%
Gasha [Member]
Ifrs Statement [Line Items]
PercentageOf Agreements Under Development		25.00%	25.00%
Mozambique rovuma venture SpA [Member]
Ifrs Statement [Line Items]
Proportion of ownership interest in joint operation		35.71%	35.71%
Environmental Damage [Member]
Ifrs Statement [Line Items]
Contingent Liability Litigation Damages Sought value		€ 250,000,000
Exploration & Production Segment [Member]
Ifrs Statement [Line Items]
Gross amount of financial assets and liabilities subject to offsetting		€ 1,347,000,000		1,041,000,000
Area Four in Mozambique [Member]
Ifrs Statement [Line Items]
Percentage of interest in project		25	25
Eni International BV [Member]
Ifrs Statement [Line Items]
Assets (liabilities)								€ 34,700,000,000
Syndial SpA [Member]
Ifrs Statement [Line Items]
Litigation damages annulled by the court	€ 1,800,000		$ 1,833.5
ENI SPA [Member]
Ifrs Statement [Line Items]
Proportion of ownership interest in joint operation		50.00%	50.00%
Eni Trading Shipping Inc [Member]
Ifrs Statement [Line Items]
Gross amount of financial assets and liabilities subject to offsetting		€ 186,000,000		174,000,000
Liquidity risk [member]
Ifrs Statement [Line Items]
Risks		244,000,000		235,000,000	€ 334,000,000
Credit risk [member]
Ifrs Statement [Line Items]
Risks		429,000,000		456,000,000
Eni USA Gas Marketing Llc and Gulf LNG Energy Llc GLE and Gulf LNG Pipeline Llc GLP [Member]
Ifrs Statement [Line Items]
Long Term Supply Commitments		948,000,000
Supply Commitments Compensation Recognized		324,000,000
Claim For regasification fees		757,000,000
Coral Project [Member]
Ifrs Statement [Line Items]
Unsecured and other guarantees on behalf of joint ventures and associates		1,397,000,000		1,334,000,000
Third parties [Member]
Ifrs Statement [Line Items]
Guarantee For Bid Bonds And Performance Bonds		€ 1,644,000,000		2,122
Coral FLNG SA [Member]
Ifrs Statement [Line Items]
Proportion of ownership interest in joint operation		25.00%	25.00%
Rete Ferroviaria Italiana SpA [Member]
Ifrs Statement [Line Items]
Unsecured and other guarantees on behalf of joint ventures and associates		€ 499,000,000		6,122,000,000
FLNG [Member]
Ifrs Statement [Line Items]
Guarantee For Bid Bonds And Performance Bonds		1,147,000,000		1,094,000,000
Saipem [Member]
Ifrs Statement [Line Items]
Guarantee For Bid Bonds And Performance Bonds		279,000,000		1,008,000,000
Financial guarantee contracts [member]
Ifrs Statement [Line Items]
Bank Guarantee		1,664,000,000		1,623,000,000
Unsecured and other guarantees [Member]
Ifrs Statement [Line Items]
Underlying commitment		2,159,000,000		2,594,000,000
Unsecured and other guarantees [Member] | Angola LNG Supply Service Llc [Member]
Ifrs Statement [Line Items]
Unsecured and other guarantees on behalf of joint ventures and associates		€ 177,000,000		169,000,000
Percentage of Exposure to Guarantees		13.60%	13.60%
Other Commitments [Member]
Ifrs Statement [Line Items]
Capital commitments		€ 52,397,000,000		11,289,000,000
Investments in joint ventures		116,000,000		128,000,000
Other Commitments [Member] | Regasified gas at the Pascagoula plant [Member]
Ifrs Statement [Line Items]
Capital commitments		2,079,000,000		2,113,000,000
Project financing agreement [Member]
Ifrs Statement [Line Items]
Bank Acceptance Liabilities		4,082,000,000
Project financing agreement [Member] | Mozambique Stateowned company ENH [Member]
Ifrs Statement [Line Items]
Credit facility subscribed by the sponsors		500,000,000
Derivatives [member]
Ifrs Statement [Line Items]
Other operating income (expense)		129,000,000		44,000,000
Debt service undertaking [Member] | Mozambique Stateowned company ENH [Member]
Ifrs Statement [Line Items]
Credit facility subscribed by the sponsors		155,000,000
Petroleum activities [Member] | Parent company guarantee [Member] | Third parties [Member]
Ifrs Statement [Line Items]
Maximum financial guarantee given by the company		1,309,000,000				$ 1,500,000,000
Euro Medium Term Notes [Member]
Ifrs Statement [Line Items]
Nominal Amount		20,000,000,000
Short-term Borrowings [Member]
Ifrs Statement [Line Items]
Undrawn borrowing facilities		12,484,000,000
Long term Borrowing [Member]
Ifrs Statement [Line Items]
Undrawn borrowing facilities		5,214,000,000
Next four years [Member]
Ifrs Statement [Line Items]
Capital commitments		32,700,000,000
Consolidated Subsidiaries [Member] | Other Guarantees [Member]
Ifrs Statement [Line Items]
Other guarantees on behalf of consolidated subsidiaries		2,576,000,000
Guarantee For Bid Bonds And Performance Bonds				2,312,000,000
Bank Guarantee		1,010,000,000		1,010,000,000
Underlying commitment		€ 5,000,000,000		€ 5,564,000,000